Distribution Date:	12/16/22	UBS Commercial Mortgage Trust 2018-C11
Determination Date:	12/12/22
Next Distribution Date:	01/18/23
Record Date:	11/30/22	Commercial Mortgage Pass-Through Certificates
Series 2018-C11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			Valerie Nichols	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276XAQ8	3.211200%	26,419,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276XAR6	3.992700%	75,257,000.00	22,459,509.02	10,212,678.34	74,728.40	0.00	0.00	10,287,406.74	12,246,830.68	33.52%	30.00%
A-SB	90276XAS4	4.118600%	30,948,000.00	30,948,000.00	0.00	106,218.69	0.00	0.00	106,218.69	30,948,000.00	33.52%	30.00%
A-3	90276XAT2	4.312400%	57,478,000.00	57,478,000.00	0.00	206,556.77	0.00	0.00	206,556.77	57,478,000.00	33.52%	30.00%
A-4	90276XAU9	3.977200%	162,000,000.00	162,000,000.00	0.00	536,922.00	0.00	0.00	536,922.00	162,000,000.00	33.52%	30.00%
A-5	90276XAV7	4.241100%	210,569,000.00	210,569,000.00	0.00	744,203.49	0.00	0.00	744,203.49	210,569,000.00	33.52%	30.00%
A-S	90276XAY1	4.491700%	78,372,000.00	78,372,000.00	0.00	293,352.93	0.00	0.00	293,352.93	78,372,000.00	22.51%	20.25%
B	90276XAZ8	4.712900%	35,167,000.00	35,167,000.00	0.00	138,115.46	0.00	0.00	138,115.46	35,167,000.00	17.57%	15.88%
C	90276XBA2	4.901683%	33,157,000.00	33,157,000.00	0.00	135,437.58	0.00	0.00	135,437.58	33,157,000.00	12.91%	11.75%
D	90276XAC9	3.000000%	35,758,000.00	35,758,000.00	0.00	89,395.00	0.00	0.00	89,395.00	35,758,000.00	7.88%	7.30%
E-RR	90276XAF2	4.901683%	18,500,000.00	18,500,000.00	0.00	75,567.61	0.00	0.00	75,567.61	18,500,000.00	5.29%	5.00%
F-RR	90276XAH8	4.901683%	10,047,000.00	10,047,000.00	0.00	41,039.34	0.00	0.00	41,039.34	10,047,000.00	3.87%	3.75%
NR-RR*	90276XAK1	4.901683%	30,144,085.00	30,144,085.00	0.00	634,529.09	0.00	2,567,581.26	634,529.09	27,576,503.74	0.00%	0.00%
Z	90276XAL9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276XAN5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			803,816,085.00	724,599,594.02	10,212,678.34	3,076,066.36	0.00	2,567,581.26	13,288,744.70	711,819,334.42

X-A	90276XAW5	0.759917%	562,671,000.00	483,454,509.02	0.00	306,154.56	0.00	0.00	306,154.56	473,241,830.68
X-B	90276XAX3	0.264289%	146,696,000.00	146,696,000.00	0.00	32,308.42	0.00	0.00	32,308.42	146,696,000.00
X-D	90276XAA3	1.901683%	35,758,000.00	35,758,000.00	0.00	56,666.98	0.00	0.00	56,666.98	35,758,000.00
Notional SubTotal			745,125,000.00	665,908,509.02	0.00	395,129.96	0.00	0.00	395,129.96	655,695,830.68

Deal Distribution Total					10,212,678.34	3,471,196.32	0.00	2,567,581.26	13,683,874.66

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276XAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276XAR6	298.43747452	135.70403205	0.99297607	0.00000000	0.00000000	0.00000000	0.00000000	136.69700812	162.73344247
A-SB	90276XAS4	1,000.00000000	0.00000000	3.43216654	0.00000000	0.00000000	0.00000000	0.00000000	3.43216654	1,000.00000000
A-3	90276XAT2	1,000.00000000	0.00000000	3.59366662	0.00000000	0.00000000	0.00000000	0.00000000	3.59366662	1,000.00000000
A-4	90276XAU9	1,000.00000000	0.00000000	3.31433333	0.00000000	0.00000000	0.00000000	0.00000000	3.31433333	1,000.00000000
A-5	90276XAV7	1,000.00000000	0.00000000	3.53425001	0.00000000	0.00000000	0.00000000	0.00000000	3.53425001	1,000.00000000
A-S	90276XAY1	1,000.00000000	0.00000000	3.74308337	0.00000000	0.00000000	0.00000000	0.00000000	3.74308337	1,000.00000000
B	90276XAZ8	1,000.00000000	0.00000000	3.92741661	0.00000000	0.00000000	0.00000000	0.00000000	3.92741661	1,000.00000000
C	90276XBA2	1,000.00000000	0.00000000	4.08473565	0.00000000	0.00000000	0.00000000	0.00000000	4.08473565	1,000.00000000
D	90276XAC9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	90276XAF2	1,000.00000000	0.00000000	4.08473568	0.00000000	0.00000000	0.00000000	0.00000000	4.08473568	1,000.00000000
F-RR	90276XAH8	1,000.00000000	0.00000000	4.08473574	0.00000000	0.00000000	0.00000000	0.00000000	4.08473574	1,000.00000000
NR-RR	90276XAK1	1,000.00000000	0.00000000	21.04987065	(16.96513495)	24.63725271	0.00000000	85.17695130	21.04987065	914.82304870
Z	90276XAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276XAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276XAW5	859.21348180	0.00000000	0.54410936	0.00000000	0.00000000	0.00000000	0.00000000	0.54410936	841.06312691
X-B	90276XAX3	1,000.00000000	0.00000000	0.22024063	0.00000000	0.00000000	0.00000000	0.00000000	0.22024063	1,000.00000000
X-D	90276XAA3	1,000.00000000	0.00000000	1.58473572	0.00000000	0.00000000	0.00000000	0.00000000	1.58473572	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/22 - 11/30/22	30	0.00	74,728.40	0.00	74,728.40	0.00	0.00	0.00	74,728.40	0.00
A-SB	11/01/22 - 11/30/22	30	0.00	106,218.69	0.00	106,218.69	0.00	0.00	0.00	106,218.69	0.00
A-3	11/01/22 - 11/30/22	30	0.00	206,556.77	0.00	206,556.77	0.00	0.00	0.00	206,556.77	0.00
A-4	11/01/22 - 11/30/22	30	0.00	536,922.00	0.00	536,922.00	0.00	0.00	0.00	536,922.00	0.00
A-5	11/01/22 - 11/30/22	30	0.00	744,203.49	0.00	744,203.49	0.00	0.00	0.00	744,203.49	0.00
X-A	11/01/22 - 11/30/22	30	0.00	306,154.56	0.00	306,154.56	0.00	0.00	0.00	306,154.56	0.00
X-B	11/01/22 - 11/30/22	30	0.00	32,308.42	0.00	32,308.42	0.00	0.00	0.00	32,308.42	0.00
A-S	11/01/22 - 11/30/22	30	0.00	293,352.93	0.00	293,352.93	0.00	0.00	0.00	293,352.93	0.00
B	11/01/22 - 11/30/22	30	0.00	138,115.46	0.00	138,115.46	0.00	0.00	0.00	138,115.46	0.00
C	11/01/22 - 11/30/22	30	0.00	135,437.58	0.00	135,437.58	0.00	0.00	0.00	135,437.58	0.00
X-D	11/01/22 - 11/30/22	30	0.00	56,666.98	0.00	56,666.98	0.00	0.00	0.00	56,666.98	0.00
D	11/01/22 - 11/30/22	30	0.00	89,395.00	0.00	89,395.00	0.00	0.00	0.00	89,395.00	0.00
E-RR	11/01/22 - 11/30/22	30	0.00	75,567.61	0.00	75,567.61	0.00	0.00	0.00	75,567.61	0.00
F-RR	11/01/22 - 11/30/22	30	0.00	41,039.34	0.00	41,039.34	0.00	0.00	0.00	41,039.34	0.00
NR-RR	11/01/22 - 11/30/22	30	1,248,964.22	123,130.62	0.00	123,130.62	(511,398.47)	0.00	0.00	634,529.09	742,667.44
Totals			1,248,964.22	2,959,797.85	0.00	2,959,797.85	(511,398.47)	0.00	0.00	3,471,196.32	742,667.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	13,683,874.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,969,055.25	Master Servicing Fee	2,397.83
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,259.39
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	301.92
ARD Interest	0.00	Operating Advisor Fee	1,086.90
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.34
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,969,055.25	Total Fees	9,257.38

Principal		Expenses/Reimbursements
Scheduled Principal	537,604.34	Reimbursement for Interest on Advances	12,976.56
Unscheduled Principal Collections		ASER Amount	(117,781.88)
Principal Prepayments	9,675,074.00	Special Servicing Fees (Monthly)	(245,000.00)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,532.91
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(163,126.06)
Total Principal Collected	10,212,678.34	Total Expenses/Reimbursements	(511,398.47)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,471,196.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,212,678.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	13,683,874.66
Total Funds Collected	13,181,733.59	Total Funds Distributed	13,181,733.57

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	724,599,594.64	724,599,594.64	Beginning Certificate Balance	724,599,594.02
(-) Scheduled Principal Collections	537,604.34	537,604.34	(-) Principal Distributions	10,212,678.34
(-) Unscheduled Principal Collections	9,675,074.00	9,675,074.00	(-) Realized Losses	2,567,581.26
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	2,567,581.88
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	2,567,581.88	2,567,581.88	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	711,819,334.42	711,819,334.42	Certificate Other Adjustments**	(0.62)
Beginning Actual Collateral Balance	725,296,498.71	725,296,498.71	Ending Certificate Balance	711,819,334.42
Ending Actual Collateral Balance	712,180,323.98	712,180,323.98

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.62)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.62
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.90%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	28,788,371.87	4.04%	58	5.2792	NAP	Defeased	4	28,788,371.87	4.04%	58	5.2792	NAP
5,000,000 or less	6	26,509,574.31	3.72%	64	4.6995	1.660160	1.40 or less	10	123,445,192.11	17.34%	56	5.2929	0.987625
5,000,001 to 10,000,000	13	100,281,120.61	14.09%	65	5.0655	1.669129	1.41 to 1.50	1	6,100,000.00	0.86%	67	5.2250	1.460000
10,000,001 to 15,000,000	9	118,644,955.26	16.67%	56	5.0971	2.254770	1.51 to 1.60	5	77,843,731.09	10.94%	65	5.1649	1.567462
15,000,001 to 20,000,000	8	144,961,174.10	20.36%	52	4.8192	1.923201	1.61 to 1.70	2	27,587,804.09	3.88%	67	5.3750	1.667901
20,000,001 to 25,000,000	5	113,269,265.17	15.91%	57	5.1326	1.901519	1.71 to 1.80	3	25,778,113.78	3.62%	66	5.0473	1.777339
25,000,001 to 30,000,000	4	112,811,170.33	15.85%	50	4.4144	2.342440	1.81 to 1.90	1	5,500,000.00	0.77%	66	5.2939	1.810000
30,000,001 to 35,000,000	2	66,553,702.77	9.35%	66	4.8101	2.954493	1.91 to 2.00	6	105,921,758.39	14.88%	57	4.9480	1.947876
35,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	6	86,104,264.88	12.10%	65	4.7261	2.070636
40,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	7	94,906,169.14	13.33%	65	4.7493	2.350491
Totals	51	711,819,334.42	100.00%	57	4.8992	2.092151	2.51 or greater	6	129,843,929.07	18.24%	36	4.3035	3.632464
							Totals	51	711,819,334.42	100.00%	57	4.8992	2.092151
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	28,788,371.87	4.04%	58	5.2792	NAP	Virginia	3	95,406,522.29	13.40%	61	4.9358	2.160986
Alabama	1	9,960,000.00	1.40%	65	4.3150	2.140000	Wisconsin	1	3,401,885.41	0.48%	65	4.5410	1.940000
Arizona	5	15,294,741.09	2.15%	66	5.0203	1.593187	Totals	86	711,819,334.42	100.00%	57	4.8992	2.092151
California	7	53,015,353.98	7.45%	66	5.1002	1.476864
									Property Type³
Colorado	1	752,682.05	0.11%	65	4.5410	1.940000
Florida	7	63,710,616.27	8.95%	64	5.0973	2.328311		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	4	3,307,059.46	0.46%	65	4.5410	1.940000		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	5	36,585,774.85	5.14%	42	5.4478	1.702195	Defeased	6	28,788,371.87	4.04%	58	5.2792	NAP
Indiana	2	9,357,198.17	1.31%	64	4.6769	2.025496	Industrial	2	10,510,000.00	1.48%	65	4.3150	2.140000
Iowa	1	12,004,602.12	1.69%	66	5.4150	1.580000	Lodging	8	110,501,984.01	15.52%	64	5.4160	2.022994
Kentucky	2	11,756,159.77	1.65%	63	5.2800	1.256270	Mixed Use	3	39,650,000.00	5.57%	49	5.3175	1.102850
Maryland	1	15,079,389.02	2.12%	66	4.7600	1.380000	Multi-Family	1	4,040,568.12	0.57%	66	5.7140	(0.700000)
Michigan	1	33,000,000.00	4.64%	67	4.8200	2.410000	Office	39	243,683,309.03	34.23%	63	4.9312	2.080978
Minnesota	1	1,724,649.20	0.24%	65	4.5410	1.940000	Other	2	72,650,000.00	10.21%	12	3.8569	3.191934
Missouri	1	11,867,642.74	1.67%	65	5.9500	2.540000	Retail	25	201,995,101.68	28.38%	63	4.8306	2.020044
Nevada	3	12,728,571.43	1.79%	62	4.2351	2.281704	Totals	86	711,819,334.42	100.00%	57	4.8992	2.092151
New York	13	145,626,558.56	20.46%	35	4.4661	2.639184
North Carolina	6	25,629,960.92	3.60%	64	5.0424	2.056534
Ohio	3	20,364,470.50	2.86%	64	4.5555	2.071462
Oklahoma	1	1,908,571.43	0.27%	61	4.1910	2.360000
Pennsylvania	2	4,502,845.31	0.63%	66	5.5936	(0.428969)
South Carolina	1	2,265,714.29	0.32%	61	4.1910	2.360000
Tennessee	1	1,256,445.62	0.18%	65	4.5410	1.940000
Texas	4	32,128,161.00	4.51%	66	5.2710	1.749789
Utah	3	60,395,387.36	8.48%	66	4.8385	1.943259

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	28,788,371.87	4.04%	58	5.2792	NAP	Defeased	4	28,788,371.87	4.04%	58	5.2792	NAP
	4.6000% or less	9	128,700,000.00	18.08%	41	3.8588	2.779938	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.6001% to 4.8000%	5	65,132,621.30	9.15%	66	4.7051	1.823107	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.8001% to 5.0000%	8	161,549,278.08	22.70%	59	4.8621	2.639788	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2000%	7	113,503,098.81	15.95%	64	5.0991	1.667106	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2001% to 5.4000%	10	106,904,009.67	15.02%	66	5.2825	1.819714	49 months or greater	47	683,030,962.55	95.96%	57	4.8832	2.099419
	5.4001% to 5.6000%	3	56,451,283.73	7.93%	51	5.4512	1.767218	Totals	51	711,819,334.42	100.00%	57	4.8992	2.092151
	5.6001% to 5.8000%	3	31,605,299.32	4.44%	44	5.6817	0.416314
	5.8001% or greater	2	19,185,371.64	2.70%	65	6.0492	1.788598
	Totals	51	711,819,334.42	100.00%	57	4.8992	2.092151
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	28,788,371.87	4.04%	58	5.2792	NAP	Defeased	4	28,788,371.87	4.04%	58	5.2792	NAP
	60 months or less	7	141,213,893.99	19.84%	24	4.4800	2.790023	Interest Only	28	455,856,656.54	64.04%	53	4.7107	2.345726
61 months to 84 months		40	541,817,068.56	76.12%	65	4.9883	1.919427	299 months or less	6	78,884,455.63	11.08%	60	5.3329	1.826952
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	13	148,289,850.38	20.83%	66	5.1743	1.487193
	Totals	51	711,819,334.42	100.00%	57	4.8992	2.092151	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	711,819,334.42	100.00%	57	4.8992	2.092151
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM² WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	28,788,371.87	4.04%	58	5.2792	NAP				None
Underwriter's Information		3	47,700,000.00	6.70%	65	4.7185	2.005409
	12 months or less	43	616,030,962.55	86.54%	57	4.8719	2.157121
	13 months to 24 months	1	19,300,000.00	2.71%	31	5.6500	0.490000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	711,819,334.42	100.00%	57	4.8992	2.092151
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2A1	30314765	98	New York	NY	Actual/360	3.108%	77,700.00	0.00	0.00	N/A	05/05/23	--	30,000,000.00	30,000,000.00	12/05/22
1A2A3	30314766				Actual/360	3.108%	51,800.00	0.00	0.00	N/A	05/05/23	--	20,000,000.00	20,000,000.00	12/05/22
2A2	30299974	OF	Richmond	VA	Actual/360	5.066%	119,244.57	39,236.75	0.00	N/A	05/05/28	--	28,246,142.20	28,206,905.45	12/05/22
2A3	30299975				Actual/360	5.066%	79,496.38	26,157.83	0.00	N/A	05/05/28	--	18,830,761.44	18,804,603.61	12/05/22
4A1	30299996	RT	Charlottesville	VA	Actual/360	4.800%	134,222.64	0.00	0.00	N/A	06/06/28	--	33,553,702.77	33,553,702.77	12/06/22
5A1	30314773	LO	Orlando	FL	Actual/360	5.201%	79,185.04	37,861.58	0.00	N/A	06/06/28	--	18,269,958.37	18,232,096.79	12/06/22
5A5	30314777				Actual/360	5.201%	59,388.78	28,396.19	0.00	N/A	06/06/28	--	13,702,468.54	13,674,072.35	12/06/22
6	30314779	OF	Southfield	MI	Actual/360	4.820%	132,550.00	0.00	0.00	N/A	07/01/28	--	33,000,000.00	33,000,000.00	12/01/22
7	30314780	OF	Draper	UT	Actual/360	4.948%	120,193.12	45,237.79	0.00	N/A	06/06/28	--	29,149,502.67	29,104,264.88	12/06/22
8A13	30314786	RT	Various	Various	Actual/360	4.191%	34,925.00	0.00	0.00	N/A	01/01/28	--	10,000,000.00	10,000,000.00	12/01/22
8A16	30314788				Actual/360	4.191%	17,462.50	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	12/01/22
8A6	30314783				Actual/360	4.191%	34,925.00	0.00	0.00	N/A	01/01/28	--	10,000,000.00	10,000,000.00	12/01/22
8A8	30314784				Actual/360	4.191%	17,462.50	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	12/01/22
9	30501106	RT	Sandy	UT	Actual/360	4.622%	98,206.88	0.00	0.00	N/A	06/06/28	--	25,500,000.00	25,500,000.00	12/06/22
10A222	30314789	Various Various		Various	Actual/360	4.315%	17,979.17	0.00	0.00	N/A	05/01/28	--	5,000,000.00	5,000,000.00	12/01/22
10A23	30314790				Actual/360	4.315%	71,916.67	0.00	0.00	N/A	05/01/28	--	20,000,000.00	20,000,000.00	12/01/22
11A2	30314791	OF	Various	NY	Actual/360	4.894%	57,094.33	0.00	0.00	N/A	05/06/28	--	14,000,000.00	14,000,000.00	12/06/22
11A4	30314792				Actual/360	4.894%	40,781.67	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	12/06/22
12	30314793	OF	Various	Various	Actual/360	4.541%	89,684.75	0.00	0.00	N/A	05/01/28	--	23,700,000.00	23,700,000.00	12/01/22
13	30314426	RT	Bronx	NY	Actual/360	5.174%	101,324.17	0.00	0.00	N/A	04/05/28	--	23,500,000.00	23,500,000.00	12/05/22
14	30314794	OF	Southlake	TX	Actual/360	5.410%	98,412.27	32,288.81	0.00	N/A	07/06/28	--	21,828,970.42	21,796,681.61	12/06/22
15A1	30314429	LO	Melbourne	FL	Actual/360	5.061%	91,332.40	32,995.45	0.00	N/A	12/05/27	--	21,655,579.01	21,622,583.56	12/05/22
16	30314428	98	Chicago	IL	Actual/360	5.510%	104,001.25	0.00	0.00	N/A	04/05/25	--	22,650,000.00	22,650,000.00	12/05/22
17	30314795	MU	New York	NY	Actual/360	5.650%	90,870.83	0.00	0.00	N/A	07/01/25	--	19,300,000.00	19,300,000.00	11/01/22
18	30501209	LO	Charlotte	NC	Actual/360	5.400%	78,936.78	22,981.06	0.00	N/A	05/06/28	--	17,541,507.17	17,518,526.11	12/06/22
19	30314797	RT	Rochester	NY	Actual/360	5.280%	70,625.42	24,673.47	0.00	N/A	04/01/28	--	16,051,232.04	16,026,558.57	12/01/22
20	30501117	RT	Hampton	VA	Actual/360	4.830%	59,875.83	34,671.78	0.00	N/A	12/01/25	--	14,875,982.21	14,841,310.43	12/01/22
21	30314798	OF	Beltsville	MD	Actual/360	4.760%	59,913.89	24,951.78	0.00	N/A	06/06/28	--	15,104,340.80	15,079,389.02	12/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
22	30501056	MU	San Diego	CA	Actual/360	4.907%	58,268.25	0.00	0.00	N/A	06/06/28	--	14,250,000.00	14,250,000.00	12/06/22
23	30314799	RT	Albany	CA	Actual/360	5.149%	59,642.58	0.00	0.00	N/A	06/06/28	--	13,900,000.00	13,900,000.00	12/06/22
24	30314800	LO	Bettendorf	IA	Actual/360	5.415%	54,268.04	21,555.32	0.00	N/A	06/06/28	--	12,026,157.44	12,004,602.12	12/06/22
25	30314801	LO	Excelsior Springs	MO	Actual/360	5.950%	58,964.70	24,397.60	0.00	N/A	05/06/28	--	11,892,040.34	11,867,642.74	12/06/22
26	30314802	OF	New York	NY	Actual/360	4.865%	51,893.33	0.00	0.00	N/A	07/01/23	--	12,800,000.00	12,800,000.00	12/01/22
27	30314803	RT	Cleveland	OH	Actual/360	4.780%	45,115.53	18,746.24	0.00	N/A	05/06/28	--	11,326,073.86	11,307,327.62	12/06/22
28	30501119	IN	Various	TX	Actual/360	5.222%	47,005.95	16,573.42	0.00	N/A	06/06/28	--	10,801,826.23	10,785,252.81	12/06/22
29	30314804	OF	Sacramento	CA	Actual/360	5.308%	44,284.14	14,075.02	0.00	N/A	07/06/28	--	10,011,485.31	9,997,410.29	12/06/22
30	30501161	IN	Torrance	CA	Actual/360	5.013%	41,774.17	0.00	0.00	N/A	07/06/28	--	10,000,000.00	10,000,000.00	12/06/22
31	30314805	LO	Louisville	KY	Actual/360	5.740%	39,617.04	17,576.66	0.00	N/A	04/06/28	--	8,282,307.86	8,264,731.20	12/06/21
32	30314806	RT	Noblesville	IN	Actual/360	4.700%	31,333.33	0.00	0.00	N/A	04/06/28	--	8,000,000.00	8,000,000.00	11/06/22
33	30314807	LO	Lombard	IL	Actual/360	6.210%	37,918.92	9,597.73	0.00	N/A	05/06/28	--	7,327,326.63	7,317,728.90	12/06/22
34	30314808	OF	Mesa	AZ	Actual/360	5.370%	32,286.50	10,807.29	0.00	N/A	06/06/28	--	7,214,861.44	7,204,054.15	12/06/22
35	30501067	RT	Missouri City	TX	Actual/360	5.313%	30,411.11	8,516.75	0.00	N/A	06/06/28	--	6,868,685.68	6,860,168.93	12/06/22
37	30314810	MU	Archbald Borough	PA	Actual/360	6.250%	31,211.75	3,425,074.00	0.00	N/A	07/06/28	--	5,992,655.88	0.00	12/06/22
38	30314811	MU	Los Angeles	CA	Actual/360	5.640%	29,375.00	6,250,000.00	0.00	N/A	06/06/28	--	6,250,000.00	0.00	12/06/22
39	30501143	RT	Clinton	UT	Actual/360	5.244%	25,343.54	8,868.13	0.00	N/A	06/06/28	--	5,799,990.61	5,791,122.48	12/06/22
40	30314812	MU	Los Angeles	CA	Actual/360	5.225%	26,560.42	0.00	0.00	N/A	07/06/28	--	6,100,000.00	6,100,000.00	12/06/22
41	30314813	RT	Apache Junction	AZ	Actual/360	4.800%	21,018.12	8,625.47	0.00	N/A	06/01/28	--	5,254,530.13	5,245,904.66	12/01/22
42	30501136	OF	Los Angeles	CA	Actual/360	5.294%	24,263.71	0.00	0.00	N/A	06/06/28	--	5,500,000.00	5,500,000.00	12/06/22
43	30314814	RT	Lakeland	FL	Actual/360	5.086%	19,815.20	7,289.29	0.00	N/A	07/06/28	--	4,675,234.14	4,667,944.85	12/06/22
45	30299934	RT	Tampa	FL	Actual/360	5.845%	19,946.78	5,702.60	0.00	N/A	05/06/23	--	4,094,937.64	4,089,235.04	12/06/22
46	30501144	MF	Indiana	PA	Actual/360	5.714%	19,267.11	5,728.27	0.00	N/A	06/06/28	--	4,046,296.39	4,040,568.12	04/06/20
47	30501093	SS	Clarksville	TN	Actual/360	5.526%	18,049.14	5,723.68	0.00	N/A	06/06/28	--	3,919,607.70	3,913,884.02	12/06/22
48	30314815	RT	Winter Haven	FL	Actual/360	5.094%	11,909.05	4,368.38	0.00	N/A	07/06/28	--	2,805,429.72	2,801,061.34	12/06/22
Totals							2,969,055.25	10,212,678.34	0.00				724,599,594.64	711,819,334.42
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2A1	33,474,871.00	31,350,738.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2A3	33,474,871.00	31,350,738.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	14,835,297.96	15,206,378.40	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	14,835,297.96	15,206,378.40	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	7,186,980.44	7,410,092.42	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	23,723.63	0.00
5A1	5,244,490.64	13,040,188.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	5,244,490.64	13,040,188.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,316,019.89	4,341,505.10	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,765,226.18	4,180,139.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8A13	21,916,769.65	23,590,897.57	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8A16	21,916,769.65	23,590,897.57	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8A6	21,916,769.65	23,590,897.57	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8A8	21,916,769.65	23,590,897.57	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,519,739.89	2,319,042.22	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10A222	24,209,965.56	24,580,456.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10A23	24,209,965.56	24,580,456.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	6,627,650.98	5,522,094.98	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	6,627,650.98	5,522,094.98	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	12,442,600.00	12,870,168.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,601,224.12	5,100,598.58	01/01/22	09/30/22	10/13/20	0.00	0.00	0.00	0.00	0.00	0.00
14	2,088,656.16	2,703,003.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15A1	9,966,982.31	10,799,016.44	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	6,194,159.19	6,893,329.86	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	667,353.20	0.00	--	--	--	0.00	0.00	90,830.62	90,830.62	1,117.92	0.00
18	1,665,515.00	2,697,030.92	01/01/22	09/30/22	--	0.00	15,624.97	0.00	0.00	0.00	0.00
19	2,081,119.00	4,162,238.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,236,147.43	1,249,311.04	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,415,507.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	993,544.35	1,334,591.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	650,967.93	821,755.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,141,302.40	1,611,239.07	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	3,202,925.13	3,292,628.41	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	4,096,793.77	4,096,380.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,639,404.06	1,732,959.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,059,748.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	390,538.15	663,604.35	01/01/22	09/30/22	--	0.00	0.00	686,112.17	686,112.17	0.00	0.00
32	2,575,960.79	2,355,084.20	01/01/22	09/30/22	--	0.00	0.00	31,308.33	31,308.33	0.00	0.00
33	610,585.28	468,327.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	851,174.22	654,780.56	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	857,321.86	883,456.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	595,205.90	0.00	--	--	01/11/21	2,732,208.65	260,309.44	0.00	0.00	0.00	0.00
38	623,534.61	0.00	--	--	06/13/22	1,562,500.00	0.00	0.00	0.00	0.00	0.00
39	746,476.35	718,519.24	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	486,718.70	490,725.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	815,894.60	770,701.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	548,186.71	553,719.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	719,801.51	656,276.72	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	(145,439.48)	0.00	--	--	09/13/21	1,236,560.75	176,773.57	19,063.14	622,799.47	65,581.80	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	307,850.43	319,764.26	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	338,367,357.26	359,913,291.16				5,531,269.40	452,707.98	827,314.26	1,431,050.59	90,423.35	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
37	30314810	3,425,074.00	DPO	0.00	0.00
38	30314811	6,250,000.00	Payoff Prior to Maturity	0.00	0.00
Totals		9,675,074.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/16/22	0	0.00	0	0.00	1	4,040,568.12	3	17,518,526.11	1	4,040,568.12	0	0.00	0	0.00	2	9,675,074.00	4.899219%	4.884126%	57
11/18/22	0	0.00	0	0.00	2	10,296,296.39	3	29,784,163.05	1	4,046,296.39	0	0.00	0	0.00	0	0.00	4.917014%	4.901769%	58
10/17/22	0	0.00	0	0.00	2	10,301,357.52	3	29,814,988.17	2	4,051,357.52	0	0.00	0	0.00	1	4,360,648.60	4.917232%	4.901987%	59
09/16/22	0	0.00	0	0.00	3	14,667,683.25	3	29,849,327.08	2	8,417,683.25	1	11,938,525.21	0	0.00	0	0.00	4.920533%	4.905296%	60
08/17/22	0	0.00	0	0.00	3	14,677,632.25	3	29,879,834.57	2	8,427,632.25	0	0.00	0	0.00	0	0.00	4.920748%	4.905511%	61
07/15/22	0	0.00	0	0.00	3	14,687,533.73	3	29,910,193.28	2	8,437,533.73	0	0.00	0	0.00	0	0.00	4.920962%	4.905724%	62
06/17/22	0	0.00	0	0.00	3	14,698,688.16	3	29,944,082.96	2	8,448,688.16	0	0.00	0	0.00	0	0.00	4.921197%	4.905960%	63
05/17/22	0	0.00	0	0.00	3	14,708,489.09	3	29,974,128.52	2	8,458,489.09	0	0.00	0	0.00	0	0.00	4.921408%	4.906170%	64
04/18/22	0	0.00	0	0.00	3	14,719,546.66	3	30,007,716.58	2	8,469,546.66	0	0.00	0	0.00	0	0.00	4.921641%	4.906403%	65
03/17/22	0	0.00	0	0.00	3	14,729,247.97	3	30,037,452.00	2	8,479,247.97	0	0.00	0	0.00	0	0.00	4.921850%	4.906611%	66
02/17/22	0	0.00	0	0.00	3	14,742,824.05	3	30,078,142.68	2	8,492,824.05	0	0.00	0	0.00	0	0.00	4.922127%	4.906888%	67
01/18/22	0	0.00	0	0.00	3	14,752,414.19	3	30,107,535.15	2	8,502,414.19	0	0.00	1	2,000,000.00	0	0.00	4.922332%	4.907093%	68
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
32	30314806	11/06/22	0	B	31,308.33	31,308.33	0.00	8,000,000.00
46	30501144	04/06/20	31	6	19,063.14	622,799.47	405,189.53	4,202,523.89	07/01/20	7			10/29/21
Totals					50,371.47	654,107.80	405,189.53	12,202,523.89
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		54,089,235	54,089,235	0		0
7 - 12 Months		12,800,000	12,800,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		56,791,310	56,791,310	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		21,622,584	21,622,584	0		0
> 60 Months		566,516,205	544,957,111	0		21,559,094

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-22	711,819,334	690,260,240	0	0	0	4,040,568
Nov-22	724,599,595	696,761,791	0	0	6,250,000	4,046,296
Oct-22	725,096,447	697,233,326	0	0	6,250,000	4,051,358
Sep-22	730,001,741	697,749,508	0	0	6,250,000	8,417,683
Aug-22	730,498,776	692,191,310	0	0	6,250,000	14,452,860
Jul-22	730,993,542	692,645,815	0	0	6,250,000	14,473,157
Jun-22	731,536,991	693,144,220	0	0	6,250,000	14,495,695
May-22	732,027,014	693,594,396	0	0	6,250,000	14,515,774
Apr-22	732,565,894	700,157,188	0	0	0	14,719,547
Mar-22	733,051,216	700,613,236	0	0	0	14,729,248
Feb-22	733,688,105	701,209,123	0	0	0	14,742,824
Jan-22	734,168,297	695,558,348	0	0	0	20,854,437
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
37	30314810	0.00	-	4,325,000.00	07/06/20	426,670.90	0.83000	06/30/21	07/06/28	246
38	30314811	0.00	-	13,000,000.00	03/29/18	583,579.95	1.22000	09/30/21	06/06/28	I/O
46	30501144	4,040,568.12	4,202,523.89	3,550,000.00	09/07/22	(157,011.23)	(0.70000)	12/31/21	06/06/28	305
Totals		4,040,568.12	4,202,523.89	20,875,000.00		853,239.62

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
37	30314810	MU	PA	08/24/21	5

11/14/2022 - Loan transferred to special servicing effective 8/24/21 due to Payment Default (all payments excluding Balloon/Maturity). SS filed for foreclosure 12/1/2021. Closed a 2-month forbearance through the March 2022 payment date to allow Borrower

time to finalize a claim with its insurance carrier. Borrower''s insurance is not expected to provide significant proceeds. Re-filed for foreclosure in April 2022 and moving forward with a receiver motion. Guaranty suit filed in May

2022. In recent wee ks a third party has provided an offer to purchase the note, which has been approved the by lender. The lender recently entered into a note sale agreement with a third party that contemplates a November 30th outside closing date.

38	30314811	MU	CA	06/11/21	3

11/14/2022 - Debtor''s sales broker has marketed the property for sale via a myriad of platforms both internationally and domestic. A 363 sale is expected to close in Q4 2022, conducted through the auspices of the bankruptcy court. The SS continues to wor k with bankruptcy counsel to negotiate the best outcome for the Trust following Borrower''s petition filing 4/5/2022, and there is a court hearing on the sale confirmation scheduled for November 8, 2022. Final round bids were due

10/28. Prior to bankruptc y, the Borrower failed to reinstate the loan or find a willing bidder for the property in 2021 and 2022 and resorted to the Ch. 11 filing.

46	30501144	MF	PA	07/01/20	7

12/12/2022- As of 11/30/2022, the highest bid at auction did not meet the required reserve. The SS is opting to hold the asset further unless bidder can increase their offer. The SS is working with the PM to finalize a plan to reposition the asset for sal e in late 2023. The Commons on Pratt is ~61% occupied/leased for Fall 2022. A total of 32 units have been upgraded, and all are leased. The foreclosure sale was completed 10/22/2021; recorded deed received 11/19/2021. The SS has been working with the rece iver and then the PM on positioning the property for the most accretive disposition for the Trust., as the Borrower gave up on the property in 2020.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4A1	30299996	0.00	4.80028%	0.00	4.80028%	8	10/30/20	04/01/20	11/17/20
5A1	30314773	19,171,106.35	5.20100%	19,171,106.35	5.20100%	8	09/23/20	09/23/20	10/07/20
5A5	30314777	14,378,329.63	5.20100%	14,378,329.63	5.20100%	8	09/23/20	09/23/20	10/07/20
13	30314426	23,500,000.00	5.17400%	23,500,000.00	5.17400%	10	10/22/20	10/22/20	10/30/20
17	30314795	0.00	5.65000%	0.00	5.65000%	10	07/02/21	07/02/21	07/16/21
18	30501209	0.00	5.40000%	0.00	5.40000%	10	02/12/21	02/12/21	03/09/21
24	30314800	12,534,829.92	5.41500%	12,534,829.92	5.41500%	8	09/16/20	09/16/20	09/24/20
25	30314801	0.00	5.95000%	0.00	5.95000%	8	07/07/22	07/07/22	08/18/22
31	30314805	0.00	5.74000%	0.00	5.74000%	10	03/19/21	03/19/21	04/08/21
37	30314810	0.00	6.25000%	0.00	6.25000%	10	11/06/20	10/01/20	12/10/20
Totals		69,584,265.90		69,584,265.90
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
37	30314810 12/16/22	5,992,655.88	4,325,000.00	5,151,898.18	1,574,926.00	5,000,000.00	3,425,074.00	2,567,581.88	0.00	0.00	2,567,581.88	39.50%
Current Period Totals		5,992,655.88	4,325,000.00	5,151,898.18	1,574,926.00	5,000,000.00	3,425,074.00	2,567,581.88	0.00	0.00	2,567,581.88
Cumulative Totals		5,992,655.88	4,325,000.00	5,151,898.18	1,574,926.00	5,000,000.00	3,425,074.00	2,567,581.88	0.00	0.00	2,567,581.88

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
37	30314810	12/16/22	0.00	0.00	2,567,581.88	0.00	0.00	2,567,581.88	0.00	0.00	2,567,581.88
Current Period Totals			0.00	0.00	2,567,581.88	0.00	0.00	2,567,581.88	0.00		2,567,581.88
Cumulative Totals			0.00	0.00	2,567,581.88	0.00	0.00	2,567,581.88	0.00	0.00	2,567,581.88

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	506.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	454.35	0.00	0.00	0.00	18.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	(78,645.67)	0.00	0.00	20,021.81	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	571.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	(165,000.00)	0.00	0.00	0.00	0.00	0.00	(7,023.99)	0.00	(163,126.06)	0.00
38	0.00	0.00	(85,000.00)	0.00	0.00	(45,021.72)	0.00	0.00	(39.26)	0.00	0.00	0.00
46	0.00	0.00	5,000.00	0.00	0.00	5,885.51	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(245,000.00)	0.00	1,532.91	(117,781.88)	0.00	0.00	12,976.56	0.00	(163,126.06)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(511,398.47)

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2018-C11transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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